DEFERRED INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax [Abstract]
Deferred income tax assets and liabilities
Deferred Tax Assets Not Recognized

	As at December 31, 2018	As at December 31, 2017
Australia	$154	$158
Canada	1,087	388
Peru	310	—
Chile	1,028	993
Argentina	174	515
Barbados	40	66
Tanzania	156	209
Zambia	24	50
Saudi Arabia	70	70
	$3,043	$2,449

Source of Changes in Deferred Tax Balances
For the years ended December 31	2018	2017
Temporary differences
Property, plant and equipment	($15)	$295
Environmental rehabilitation	(302)	(45)
Tax loss carry forwards	(389)	191
Inventory	5	26
Derivatives	(74)	(16)
Other	(26)	(84)
	($801)	$367
Intraperiod allocation to:
Income from continuing operations before income taxes	($730)	($106)
Cerro Casale disposition	—	469
Veladero disposition	—	16
Income tax payable	(38)	—
Equity	(24)	—
OCI	(9)	(12)
	($801)	$367
Income Tax Related Contingent Liabilities
	2018	2017
At January 1	$306	$128
Net additions based on uncertain tax positions related to prior years	—	178
At December 31[1]	$306	$306

[1]	If reversed, the total amount of $306 million would be recognized as a benefit to income taxes on the income statement, and therefore would impact the reported effective tax rate.

	2019	2020	2021	2022	2023+	No expiry date	Total
Non-capital tax losses[1]
Canada	$—	$—	$—	$—	$2,305	$—	$2,305
Argentina	—	—	69	—	—	—	69
Barbados	1,843	435	26	524	1,177	—	4,005
Chile	—	—	—	—	—	1,141	1,141
Tanzania	—	—	—	—	—	1,555	1,555
Zambia	—	—	12	404	—	—	416
Other	—	—	—	—	—	645	645
	$1,843	$435	$107	$928	$3,482	$3,341	$10,136

[1]	Represents the gross amount of tax loss carry forwards translated at closing exchange rates at December 31, 2018.

Sources of Deferred Income Tax Assets and Liabilities

	As at December 31, 2018	As at December 31, 2017
Deferred tax assets
Tax loss carry forwards	$537	$926
Alternative minimum tax (“AMT”) credits	37	—
Environmental rehabilitation	292	594
Property, plant and equipment	—	175
Post-retirement benefit obligations and other employee benefits	27	49
Accrued interest payable	1	40
Other working capital	32	23
Derivative instruments	—	74
Other	12	21
	$938	$1,902
Deferred tax liabilities
Property, plant and equipment	(1,412)	(1,571)
Inventory	(503)	(507)
	($977)	($176)
Classification:
Non-current assets	$259	$1,069
Non-current liabilities	(1,236)	(1,245)
	($977)	($176)

Tax years still under examination

Tax Years Still Under Examination
Canada	2015-2018
United States	2018
Dominican Republic	2015-2018
Peru	2009, 2011-2013, 2015-2018
Chile	2014-2018
Argentina	2012-2018
Australia	2014-2018
Papua New Guinea	2006-2018
Saudi Arabia	2007-2018
Tanzania	All years open
Zambia	2010-2018